Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 19,342,000	¥ 21,112,000
Sale and Total Return Swap [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received at transfer dates		60,715	69,383
Fair value of transferred securities at transfer dates		60,591	69,253
Fair value of transferred securities at reporting dates		41,101	54,627
Gross derivative liabilities arising from the transactions at reporting dates	[2]	¥ 19,401	¥ 14,434

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	Amounts are presented on a gross basis, before the application of counterparty offsetting and are reported within Trading liabilities in the consolidated balance sheets as of March 31, 2024 and March 31, 2025. Of these gross derivative liability amounts, ¥14,434 million and ¥19,401 million are included in interest rate contracts used for trading purposes as of March 31, 2024 and March 31, 2025 respectively as disclosed in Note 3 “Derivative instruments and hedging activities”.